Summary of Significant Accounting Policies - Restricted Cash and Concentration of credit risk (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018 USD ($) customer
Summary of Significant Accounting Policies
Restricted Cash | $		$ 0
Number of largest customers | customer		10
Percentage Payment of Calculated Tax Savings to Pre Business Combination Equity Holders	85.00%
Revenue
Summary of Significant Accounting Policies
Revenue from contract with customer (as a percent)		6.00%
Revenue | Maximum
Summary of Significant Accounting Policies
Revenue from contract with customer (as a percent)		1.00%